Financial Result - Schedule Of Financial Result (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial result [abstract]
Interest and expenses on assets and liabilities	R$ 182,274	R$ 222,127	R$ 360,718